UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  August  3, 1999


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      13

Form 13F Information Table Value Total:       280,467,068


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

BROADCAST.COM                  CS               111310108    10406    77914 SH       SOLE                    77914
BROWNING FERRIS INDUSTRIES     CS               115885105    49515  1151500 SH       SOLE                  1151500
CAPSTAR BROADCASTING           CS               14067G105    16031   585604 SH       SOLE                   585604
CENDANT                        CS               151313103     2489   121400 SH       SOLE                   121400
COACH USA INC                  CS               18975L106     5372   128100 SH       SOLE                   128100
COLTEC INDUSTRIES              CS               196879100    15199   700800 SH       SOLE                   700800
LUCENT TECHNOLOGY              CS               549463107      384     5700 SH       SOLE                     5700
RAYTECH GROUP                  CS               755103108      959   232600 SH       SOLE                   232600
RESURGENCE PROPERTIES COMMON ( CS               76126R109       25   500000 SH       SOLE                   500000
RESURGENCE PROPERTIES COMMON ( CS               76126R109       38   767400 SH       SOLE                   767400
TRANSAMERICA                   CS               893485102    44955   599400 SH       SOLE                   599400
U.S. SATELLITE BROADCASTING    CS               912534104    16889   938300 SH       SOLE                   938300
VODAFONE ADR                   CS               92857T107   118204   600021 SH       SOLE                   600021